Other Current Assets and Other Long Term Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Other Current Assets and Other Long Term Assets [Abstract]
Schedule of Other Assets

Other assets consists of the following

	December 31,
	2015	2014
Advances to Suppliers and Loans	$835	$1,353
Prepaid Income Taxes	6,069	3,376
Employee Receivables	327	552
Other Creditors	563	227
	$7,794	$5,508

Schedule of Other Current Assets

Other current assets are comprised of the following:

	June 30, 2016	December 31, 2015
Unbilled receivables on uncompleted contracts	$10,953	$9,868
Prepaid Expenses	971	3,152
Prepaid Taxes	11,594	6,069
Advances and other receivables	1,918	1,725
Other current assets	$25,436	$20,814

Schedule of Other Long Term Assets

Other long term assets are comprised of the following:

	June 30, 2016	December 31, 2015
Intangible assets	$1,625	$1,920
Goodwill	1,330	1,330
Deferred income taxes	384	640
Income producing real estate investments	7,162	6,420
Other assets	500	-
Other long term assets	$11,001	$10,310

Note 6. Other Long Term Assets

	December 31,
	2015	2014
Real estate Investments	$4,944	$—
Acquired assets pending purchase price allocation	—	4,134
Other Long Term Assets	1,476	587
	$6,420	$4,721

Acquired assets pending purchase price allocation are assets acquired from Glasswall LLC in December of 2014. See Note 19 — Business Combinations for more information.